Note 12 - Property and Equipment	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of property and equipment and leases [text block]
12.	PROPERTY AND EQUIPMENT

As at December 31, 2022, the following is the continuity of the Company’s property and equipment:

Cost	Office and computer equipment	Exploration camp and equipment	Right of use asset (see Lease Obligation below)	Total
	$	$	$	$
Balance, January 1, 2021	487	411	550	1,448
Additions	2	3	(5)	-
Balance, December 31, 2021	489	414	545	1,448
Additions	-	35	8	43
Balance, December 31, 2022	489	449	553	1,491

Accumulated depreciation and amortization	Office and computer equipment	Exploration camp and equipment	Right of use asset	Total
	$	$	$	$
Balance, January 1, 2021	460	111	202	773
Depreciation and amortization	8	45	138	191
Balance, December 31, 2021	468	156	340	964
Depreciation and amortization	6	43	130	179
Balance, December 31, 2022	474	199	470	1,143

Carrying amounts	Office and computer equipment	Exploration camp and equipment	Right of use asset	Total
	$	$	$	$
At December 31, 2021	21	258	205	484
At December 31, 2022	15	250	83	348

Lease obligation

Minimum lease payments in respect of the lease obligation and the effect of discounting are as follows:

	December 31,	December 31,
	2022	2021
	$	$
Undiscounted minimum lease payments
Less than one year	143	154
Two to three years	150	314
	293	468
Effect of discounting	(32)	(83)
Present value of minimum lease payments - total lease obligation	261	385
Less: current portion	(121)	(110)
Long-term lease obligation	140	275

For the year ended December 31, 2022, the Company recognized $42 ( December 31, 2021: $58) of interest expense on the lease obligation which is included in ‘General office expenses’.